EUROPEAN EQUITY FUND
Class A Shares
FUND SUMMARY
Investment Objective
The European Equity Fund (the “Fund”) seeks to achieve capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section “Distribution Arrangements” of this prospectus and in the Fund’s Statement of Additional Information (the “SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	European Equity Fund Class A Shares
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.75%
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		European Equity Fund Class A Shares
Management Fee		1.25%
Distribution (12b-1) and Service Fees		0.25%
Other Expenses		1.25%
Total Annual Fund Operating Expenses	[1]	2.75%
[1]	Commonwealth Capital Management, LLC (the "Adviser" or "CCM") has contractually agreed to waive or limit its fees and to assume other operating expenses until August 31, 2012 so that the ratio of total annual operating expenses for the Fund's Class A Shares is limited to 2.75%. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example European Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	837	1,379	1,946	3,478
Class C Shares	553	1,074	1,817	3,774

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
European Equity Fund Class C Shares	353	1,074	1,817	3,774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate  57% of the average value of its portfolio.

Principal Investment Strategies

The Fund will seek to achieve its investment objective by investing in equity securities, (primarily common stocks but also preferred stocks and convertible securities). Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities of companies located in Europe or which conduct a significant portion of their business in countries which are generally considered to comprise Europe. Vontobel Asset Management, Inc. (the “Sub-Adviser”), the Fund’s investment sub-adviser, selects securities of companies that are located in, or listed on the exchanges of, European countries, as well as companies that derive at least two-thirds of their sales from such countries. The Fund normally will invest in business activities of not less than three different European countries.

Certain of the countries in which the Fund invests may be considered emerging markets. The Sub-Adviser generally will decide when and how much to invest in these developing markets based upon its assessment of their continuing development. As these stock markets develop and more investment opportunities emerge, the Fund will broaden its portfolio to include securities of companies located in or which conduct a significant portion of their business in countries in these developing markets.

The foreign securities the Fund purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are typically issued by a U.S. bank or trust company and represent ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and represent ownership of underlying securities issued by either a foreign or a United States corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

In determining which portfolio securities to sell, the Sub-Adviser considers the following: (1) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (2) if the sector or stock appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

Principal Risks

The value of the Fund's investments are subject to market, economic and business risks which may cause the Fund's net asset value (the "NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Fund will achieve its objective.

Equity Risk.  Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Geographic Focus Risk. To the extent that a Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

Foreign Securities Risk.  The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

Emerging Market Securities Risk.  The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign securities, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

Trading volume of the stock exchanges in these countries may be substantially lower than that in developed markets and the purchase and sale of portfolio securities may not always be made at an advantageous price.

Depositary Receipts.   In addition to the risks of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.  The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class A Shares of the Fund. If sales charges were included, the returns would be lower.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Year-By-Year Annual Returns

During the periods shown, the highest quarterly return was 33.52% (quarter ended June 30, 2009) and the lowest quarterly return was -25.61% (quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns European Equity Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	(31.92%)	(3.45%)	13.33%	6.30%	Feb. 15, 1996
Class A Shares Return After-Taxes on Distributions	(31.92%)	(4.97%)	12.44%	5.63%	Feb. 15, 1996
Class A Shares Return After-Taxes on Distributions and Sale of Fund Shares	(20.75%)	(3.56%)	11.61%	4.87%	Feb. 15, 1996
Class A Shares Nomura Composite-11 Index (reflects no deduction for fees, expenses or taxes)	(28.86%)	(9.40%)	13.23%	8.82%

Class C Shares
FUND SUMMARY
Investment Objective
The European Equity Fund (the “Fund”) seeks to achieve capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		European Equity Fund Class C Shares
Maximum sales charge (load) imposed on purchases (as % of offering price)		none
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	[1]	2.00%
Redemption fees		none
Exchange fees		none
[1]	This deferred sales charge applies to Class C Shares sold within two years of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		European Equity Fund Class C Shares
Management Fee		1.25%
Distribution (12b-1) and Service Fees		1.00%
Other Expenses		1.25%
Total Annual Fund Operating Expenses	[1]	3.50%
[1]	Commonwealth Capital Management, LLC (the "Adviser" or "CCM") has contractually agreed to waive or limit its fees and to assume other operating expenses until August 31, 2012 so that the ratio of total annual operating expenses for the Fund's Class C Shares is limited to 3.50%. The total amount of reimbursement recoverable by the Adviser is the sum of all fees previously waived or reimbursed by the Adviser to the Fund during any of the previous three (3) years, less any reimbursement previously paid.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example European Equity Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	837	1,379	1,946	3,478
Class C Shares	553	1,074	1,817	3,774

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
European Equity Fund Class C Shares	353	1,074	1,817	3,774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Principal Investment Strategies

The Fund will seek to achieve its investment objective by investing in equity securities, (primarily common stocks but also preferred stocks and convertible securities). Under normal circumstances, the Fund will invest at least 80% of its total assets in equity securities of companies located in Europe or which conduct a significant portion of their business in countries which are generally considered to comprise Europe. Vontobel Asset Management, Inc. (the “Sub-Adviser”), the Fund’s investment sub-adviser, selects securities of companies that are located in, or listed on the exchanges of, European countries, as well as companies that derive at least two-thirds of their sales from such countries. The Fund normally will invest in business activities of not less than three different European countries.

Certain of the countries in which the Fund invests may be considered emerging markets. The Sub-Adviser generally will decide when and how much to invest in these developing markets based upon its assessment of their continuing development. As these stock markets develop and more investment opportunities emerge, the Fund will broaden its portfolio to include securities of companies located in or which conduct a significant portion of their business in countries in these developing markets.

The foreign securities the Fund purchases may be bought directly in their principal markets or may be acquired through the use of sponsored and unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs") and other types of Depositary Receipts (collectively "Depositary Receipts"), to the extent such Depositary Receipts become available. ADRs are typically issued by a U.S. bank or trust company and represent ownership of underlying foreign securities. GDRs, EDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and represent ownership of underlying securities issued by either a foreign or a United States corporation. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. For purposes of the Fund's investment policies, investments in Depositary Receipts will be deemed to be investments in the underlying securities.

In determining which portfolio securities to sell, the Sub-Adviser considers the following: (1) if a stock appreciates such that, as a total percentage of the portfolio, it becomes too large; (2) if the sector or stock appears to be under-performing; (3) if the company management appears to be engaging in conduct not in the best interest of public shareholders; (4) to sell loss positions in order to reduce taxable gains to shareholders reflected in earlier sales of positions with gains; and, (5) to raise funds to cover redemptions.

Principal Risks

The value of the Fund's investments are subject to market, economic and business risks which may cause the Fund's net asset value (the "NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. There is no assurance that the Fund will achieve its objective.

Equity Risk.  Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Geographic Focus Risk. To the extent that a Fund invests a substantial amount of its assets in one country or group of countries, its performance may at times be worse than the performance of other mutual funds that invest more broadly.

Foreign Securities Risk.  The Fund will invest in foreign securities. These investments may involve financial, economic or political risks that are not ordinarily associated with investments in U.S. securities. Therefore, the Fund's NAV may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, different regulatory standards, less liquidity and increased volatility, taxes and adverse social or political developments.

Emerging Market Securities Risk.  The Fund also invests in securities of companies that trade in emerging and developing markets. In addition to the typical risks that are associated with investing in foreign securities, companies in developing countries generally do not have lengthy operating histories. Consequently, these markets may be subject to more substantial volatility and price fluctuations than securities traded in more developed markets.

Trading volume of the stock exchanges in these countries may be substantially lower than that in developed markets and the purchase and sale of portfolio securities may not always be made at an advantageous price.

Depositary Receipts.   In addition to the risks of foreign investments applicable to the underlying securities, unsponsored Depositary Receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. bank, may not provide additional financial and other information to the bank or the investor, or that such information in the U.S. market may not be current.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad measure of market performance.  The bar chart figures do not include sales charges that may have been paid when investors bought and sold Class C Shares of the Fund. If sales charges were included, the returns would be lower.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available at www.theworldfunds.com or by calling toll-free 800-527-9525.

Year-By-Year Annual Returns

During the periods shown, the highest quarterly return was 32.94 (quarter ended June 30, 2009) and the lowest quarterly return was -25.85 (quarter ended September 30, 2008).
Average Annual Total Returns For Periods Ended December 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns European Equity Fund	1 Year	5 Years	Since Inception	Inception Date
Class C Shares	(29.76%)	(3.20%)	12.25%	Jan. 09, 2003
Class C Shares Return After-Taxes on Distributions	(29.76%)	(4.70%)	11.27%	Jan. 09, 2003
Class C Shares Return After-Taxes on Distributions and Sale of Fund Shares	(19.34%)	(3.37%)	10.48%	Jan. 09, 2003
Class C Shares Nomura Composite-11 Index (reflects no deduction for fees, expenses or taxes)	(28.86%)	(8.77%)	12.64%